Contract Liabilities (Tables)	12 Months Ended
Mar. 31, 2025
Contract Liabilities [Abstract]
Schedule of Contract Liabilities

Contract liabilities consist of the following:

	As of March 31,
	2024	2025	2025
	HK$	HK$	US$
Balance at beginning of the year	53,863,775	59,363,407	7,630,356
Addition	10,723,548	1,464,433	188,233
Recognized to revenue during the year	(5,223,916)	(6,874,446)	(883,616)
Balance at end of year	59,363,407	53,953,394	6,934,973